Convertible Notes (Details)					12 Months Ended
	Feb. 20, 2025 $ / shares shares	Dec. 11, 2024 USD ($)	Oct. 01, 2024 USD ($)	Sep. 23, 2024 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($) $ / shares	Feb. 14, 2025 USD ($)	Dec. 12, 2024 $ / shares shares	Oct. 07, 2024 $ / shares shares
Convertible Notes [Line Items]
Net of unamortized debt discount									$ 2,880,000	$ 630,000
Percentage of original issue discount	10.00%				10.00%	10.00%
Weighted average interest rate					2.89%		3.52%		2.89%
Transfer of shares in market price					93.50%	93.50%
Cash consideration					¥ 5,264,783	$ 734,935
Net proceeds						428,150
Interest expenses					2,761,739	385,524
Loss on settlement of convertible notes					(7,174,958)	(1,001,586)
Gain on fair value change of derivative liabilities					(1,031,558)	(144,000)
Convertible notes amount					3,510,163				$ 490,000
Pre-Funded Warrant [Member]
Convertible Notes [Line Items]
Warrant purchase (in Shares) | shares				191,522
Convertible Promissory Note [Member]
Convertible Notes [Line Items]
Aggregate principal amount				$ 750,000
Net of unamortized debt discount					¥ 1,800,820				$ 251,385
Expenses and commissions						$ 437,509
Conversion price per share (in Dollars per share) | $ / shares									$ 0.7616
Conversion price									$ 0.282
Percentage of average tranche					100.00%	100.00%
Trading days					15	15
Loss on settlement of convertible notes						$ 1,001,586
Gain on fair value change of derivative liabilities						144,000
First Closing of First Tranche Member
Convertible Notes [Line Items]
Aggregate principal amount						$ 750,000
Net of unamortized debt discount				$ 675,000
Percentage of original issue discount				10.00%
Decrease in interest rate					120.00%	120.00%
Conversion price per share (in Dollars per share) | $ / shares									$ 4.71
Conversion amount						$ 0.7616
Net proceeds						370,328
First Closing of First Tranche Member | Pre-Funded Warrant [Member]
Convertible Notes [Line Items]
Exercise price per share (in Dollars per share) | $ / shares				$ 0.0001
Second Closing of First Tranche [Member]
Convertible Notes [Line Items]
Aggregate principal amount						750,000
Warrant purchase (in Shares) | shares												79,599
Net of unamortized debt discount			$ 675,000
Percentage of original issue discount			10.00%
Conversion price per share (in Dollars per share) | $ / shares									$ 4.66
Conversion price									$ 0.7616
Net proceeds						420,000
Second Closing of First Tranche [Member] | Warrant [Member]
Convertible Notes [Line Items]
Exercise price per share (in Dollars per share) | $ / shares												$ 4.47
Third Closing of the First Tranche [Member]
Convertible Notes [Line Items]
Aggregate principal amount						1,000,000
Warrant purchase (in Shares) | shares											160,020
Net of unamortized debt discount		$ 900,000
Percentage of original issue discount		10.00%
Net proceeds						633,000
Third Closing of the First Tranche [Member] | Warrant [Member]
Convertible Notes [Line Items]
Warrant purchase (in Shares) | shares	202,459
Exercise price per share (in Dollars per share) | $ / shares	$ 1.7										$ 3.25
First Closing of Second Tranche [Member]
Convertible Notes [Line Items]
Conversion price per share (in Dollars per share) | $ / shares									$ 1.7
Second Tranche Convertible Notes [Member]
Convertible Notes [Line Items]
Conversion price per share (in Dollars per share) | $ / shares									0.282
Conversion amount						$ 0.282
Trading days					15	15
Repayment of Holder Notes [Member]
Convertible Notes [Line Items]
Principal interest rate				105.00%
First Tranche Convertible Notes [Member]
Convertible Notes [Line Items]
Conversion price per share (in Dollars per share) | $ / shares									$ 0.7616
Weighted average interest rate					93.50%				93.50%
Trading days					15	15
Securities Purchase Agreement [Member] | Investor [Member]
Convertible Notes [Line Items]
Principal amount				$ 8,000,000
Class A Ordinary Shares [Member] | First Closing of First Tranche Member
Convertible Notes [Line Items]
Aggregate principal amount						$ 210,000
Warrant purchase (in Shares) | shares				74,451
Exercise price per share (in Dollars per share) | $ / shares				$ 4.71
Class A Ordinary Shares [Member] | Common Stock [Member]
Convertible Notes [Line Items]
Issuance of an aggregate (in Shares) | shares					1,384,809	1,384,809